Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
Defined benefit obligations as of January 1,	€ 14,129
Defined benefit obligation as of December 31,	22,228	€ 14,129
Changes in fair value measurement, assets [abstract]
Fair value of plan assets as of January 1,	13,086
Fair value of plan assets as of December 31,	20,814	13,086
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Defined benefit obligations as of January 1,	14,129	10,412
Interest expense on defined benefit obligation	313	280
Current service cost	943	558
Contributions by plan participants	634	490
Benefits (paid) / deposited	3,140	904
Administration cost (excl. cost for managing plan assets)	7	6
Actuarial loss (gain) on defined benefit obligation	2,660	967
Exchange rate loss (gain)	402	512
Defined benefit obligation as of December 31,	22,228	14,129
Changes in fair value measurement, assets [abstract]
Interest income on plan assets	313	280
Contributions by plan participants	634	490
Benefits deposited (paid)	3,140	904
Exchange rate loss	402	512
Plan assets
Disclosure of net defined benefit liability (asset)
Interest expense on defined benefit obligation	267	275
Contributions by the employer	743	628
Contributions by plan participants	634	490
Benefits (paid) / deposited	3,149	909
Exchange rate loss (gain)	404	509
Return on plan assets excl. interest income	2,531	(182)
Adjustment to asset ceiling		242
Changes in fair value measurement, assets [abstract]
Fair value of plan assets as of January 1,	13,086	10,215
Interest income on plan assets	267	275
Contributions by the employer	743	628
Contributions by plan participants	634	490
Benefits deposited (paid)	3,149	909
Return on plan assets excl. interest income	2,531	(182)
Exchange rate loss	404	509
Adjustment to asset ceiling		242
Fair value of plan assets as of December 31,	€ 20,814	€ 13,086